Cover Cover	Oct. 17, 2019
Entity Information [Line Items]
Entity Central Index Key	0000092230
Entity Address, Address Line Two	200 West Second Street
Entity Address, City or Town	Winston-Salem,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27101
Entity Address, Address Line One	NC
Document Type	8-K
Document Period End Date	Oct. 17, 2019
Entity Registrant Name	BB&T Corporation
Entity File Number	1-10853
Entity Tax Identification Number	56-0939887
City Area Code	336
Local Phone Number	733-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $5 par value
Trading Symbol	BBT
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares each representing 1/1,000th interest in a share of Series F Non-Cumulative Perpetual Preferred Stock
Trading Symbol	BBT PrF
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares each representing 1/1,000th interest in a share of Series G Non-Cumulative Perpetual Preferred Stock
Trading Symbol	BBT PrG
Security Exchange Name	NYSE
Series H Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares each representing 1/1,000th interest in a share of Series H Non-Cumulative Perpetual Preferred Stock
Trading Symbol	BBT PrH
Security Exchange Name	NYSE